UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Large Cap Blend Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2010 to June 30, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2010

(unaudited)

■  CREDIT SUISSE
LARGE CAP BLEND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report
June 30, 2010 (unaudited)

July 21, 2010

Dear Shareholder:

Performance Summary
01/01/10 – 06/30/10

Fund & Benchmark	Performance
Common[1]	(8.00)%
Class A1,2	(7.95)%
Class B1,2	(8.31)%
Class C1,2	(8.33)%
S&P 500 Index[3]	(6.65)%

Performance for the Fund's Class A, Class B and Class C Shares is shown without including the effect of the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A challenging period

The six-month period ending June 30, 2010 was a challenging one. The markets overall declined during the period, with the S&P 500 Index losing 6.65%, while the Dow Jones Industrial Average declined 5.00%. Despite what seemed to be a global recovery in 2009, developments in the Eurozone, beginning with the budget deficit in Greece, combined with signals from emerging markets, like China, to cause a global pullback.

Strategic Review and Outlook: A period of change

For the semiannual period ended June 30, 2010, the Fund underperformed its benchmark. Stock selection in consumer staples made the leading positive contributions to performance. Additionally, stock selection in information technology and stock selection and sector weighting in energy also helped relative performance. Conversely, stock selection and sector weighting in financials, healthcare and telecomm services were the principal detractors from relative performance.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive long-term investment process going forward. Our investment process relies on a systematic quantitative approach that takes into account historical results as well as near- and long-term views. In further detail, the process can be broken into four steps: 1. Research supporting the five financial models and blended risk model; 2. Construction of Expected Returns and Optimizations: 3. Implementation; 4. Risk/Return Monitoring and Attribution Analysis. Research is conducted to identify new sources of alpha, improve existing factors, and strengthen risk control. Research on prospective

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

factors is sourced from academic papers, sell side research, and internal dialogue. Research ideas are always based on sound financial principles and economic intuition. In step two, the signals from the five financial models are blended to construct the expected returns. The expected returns, the blended risk model, transaction costs, investment objectives, as well as client-specific constraints are then fed into a proprietary optimizer to determine optimal portfolio weights. Then the optimal weights from the optimizer are used for trading and rebalancing of the portfolio. The proprietary in-house risk monitoring system checks the optimal portfolio prior to trading. Once the optimal portfolio passes the appropriate checks, the trades are implemented. Lastly, all monitoring is done on an intraday basis and is relative to the portfolio's specific benchmark.

Effective May 3, 2010, Mika Toikka* joined the Credit Suisse Quantitative Equities Group and serves as the lead manager of the Fund.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

*  Mika Toikka, Managing Director, is Global Head of the Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010 he held positions within Credit Suisse Group AG's Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading. Prior to joining Arbitrage Trading in 2005, Mr. Toikka served as the Global Head of the Quantitative Equity Derivatives Strategy Group. Before joining Credit Suisse First Boston in September 2000, Mr. Toikka worked for Goldman Sachs & Co. in the Fixed Income and Currency and Commodity division where he played a leadership role in fixed income derivatives strategy. Prior to 1997, he worked for Salomon Brothers in Equity Derivatives and Quantitative Research. Mr. Toikka holds a Master of Science degree in Applied Economics from the University of California Santa Cruz and a Bachelors degree in Economics from the University of California at Davis.

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Average Annual Returns as of June 30, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	9.43%	(1.51)%	(3.26)%	1.26%	10/30/98
Class A Without Sales Charge	9.37%	(1.51)%	—	(1.65)%	07/31/01
Class A With Maximum Sales Charge	3.10%	(2.67)%	—	(2.30)%	07/31/01
Class B Without CDSC	8.58%	(2.26)%	—	(2.39)%	07/31/01
Class B With CDSC	4.58%	(2.26)%	—	(2.39)%	07/31/01
Class C Without CDSC	8.47%	(2.26)%	—	(2.42)%	07/31/01
Class C With CDSC	7.47%	(2.26)%	—	(2.42)%	07/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.79% for Common Class shares, 1.79% for Class A shares, 2.55% for Class B shares and 2.54% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Common Class shares, 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was (13.24)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was (11.97)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was (9.25)%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2010

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 1/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/10	$920.00	$920.50	$916.90	$916.70
Expenses Paid per $1,000*	$6.19	$6.19	$9.74	$9.74
Hypothetical 5% Fund Return
Beginning Account Value 1/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/10	$1,018.35	$1,018.35	$1,014.63	$1,014.63
Expenses Paid per $1,000*	$6.51	$6.51	$10.24	$10.24
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.30%	1.30%	2.05%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Blend Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.9%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	400	$23,424
Goodrich Corp.	100	6,625
Honeywell International, Inc.	700	27,321
ITT Corp.§	200	8,984
L-3 Communications Holdings, Inc.	100	7,084
Lockheed Martin Corp.	300	22,350
Northrop Grumman Corp.	300	16,332
Precision Castparts Corp.	100	10,292
Raytheon Co.	400	19,356
Rockwell Collins, Inc.	100	5,313
The Boeing Co.	700	43,925
United Technologies Corp.	800	51,928
		242,934
Air Freight & Logistics (2.2%)
CH Robinson Worldwide, Inc.§	200	11,132
Expeditors International of Washington, Inc.	200	6,902
FedEx Corp.	300	21,033
United Parcel Service, Inc. Class B	11,300	642,857
		681,924
Airlines (0.0%)
Southwest Airlines Co.	600	6,666
Auto Components (0.9%)
Autoliv, Inc.*§	5,500	263,175
Johnson Controls, Inc.	600	16,122
The Goodyear Tire & Rubber Co.*	200	1,988
		281,285
Automobiles (0.3%)
Ford Motor Co.*§	7,500	75,600
Harley-Davidson, Inc.	200	4,446
		80,046
Beverages (2.6%)
Brown-Forman Corp. Class B§	100	5,723
Coca-Cola Enterprises, Inc.	300	7,758
Constellation Brands, Inc. Class A*§	100	1,562
Dr. Pepper Snapple Group, Inc.	200	7,478
Molson Coors Brewing Co. Class B	200	8,472
PepsiCo, Inc.	2,700	164,565
The Coca-Cola Co.	12,300	616,476
		812,034
Biotechnology (6.6%)
Amgen, Inc.*	18,108	952,481
Biogen Idec, Inc.*	300	14,235
Celgene Corp.*	350	17,787
Cephalon, Inc.*§	100	5,675
Genzyme Corp.*§	300	15,231
Gilead Sciences, Inc.*	31,600	1,083,248
		2,088,657

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Building Products (0.0%)
Masco Corp.	300	$3,228
Capital Markets (3.2%)
Ameriprise Financial, Inc.	200	7,226
Franklin Resources, Inc.	7,800	672,282
Invesco, Ltd.	400	6,732
Janus Capital Group, Inc.§	100	888
Legg Mason, Inc.§	100	2,803
Morgan Stanley	1,200	27,852
Northern Trust Corp.§	200	9,340
State Street Corp.	500	16,910
T. Rowe Price Group, Inc.§	300	13,317
The Bank of New York Mellon Corp.	1,000	24,690
The Charles Schwab Corp.	900	12,762
The Goldman Sachs Group, Inc.	1,700	223,159
		1,017,961
Chemicals (2.3%)
Air Products & Chemicals, Inc.	100	6,481
Ashland, Inc.	2,400	111,408
CF Industries Holdings, Inc.	2,257	143,207
E.I. Du Pont de Nemours & Co.	800	27,672
Ecolab, Inc.	200	8,982
International Flavors & Fragrances, Inc.	100	4,242
Lubrizol Corp.	4,300	345,333
Monsanto Co.	500	23,110
PPG Industries, Inc.	100	6,041
Praxair, Inc.	200	15,198
Sigma-Aldrich Corp.§	100	4,983
The Dow Chemical Co.	1,100	26,092
		722,749
Commercial Banks (2.3%)
BB&T Corp.§	600	15,786
Comerica, Inc.	100	3,683
Fifth Third Bancorp	700	8,603
Huntington Bancshares, Inc.§	600	3,324
Keycorp	800	6,152
Marshall & Ilsley Corp.	400	2,872
PNC Financial Services Group, Inc.	500	28,250
Regions Financial Corp.	1,000	6,580
SunTrust Banks, Inc.§	500	11,650
U.S. Bancorp	1,700	37,995
Wells Fargo & Co.	23,600	604,160
Zions Bancorporation	100	2,157
		731,212

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.§	100	$3,213
Cintas Corp.§	100	2,397
Iron Mountain, Inc.§	100	2,246
Pitney Bowes, Inc.§	100	2,196
R. R. Donnelley & Sons Co.	100	1,637
Republic Services, Inc.	300	8,919
Waste Management, Inc.§	500	15,645
		36,253
Communications Equipment (2.8%)
Cisco Systems, Inc.*	4,800	102,288
Harris Corp.	100	4,165
JDS Uniphase Corp.*§	100	984
Juniper Networks, Inc.*	500	11,410
Motorola, Inc.*	2,100	13,692
QUALCOMM, Inc.	23,100	758,604
Tellabs, Inc.	300	1,917
		893,060
Computers & Peripherals (5.6%)
Apple, Inc.*	2,800	704,284
Dell, Inc.*	1,600	19,296
EMC Corp.*	1,700	31,110
Hewlett-Packard Co.	2,000	86,560
NetApp, Inc.*	300	11,193
QLogic Corp.*§	100	1,662
SanDisk Corp.*	5,500	231,385
Teradata Corp.*	200	6,096
Western Digital Corp.*	22,500	678,600
		1,770,186
Construction & Engineering (0.0%)
Fluor Corp.	200	8,500
Jacobs Engineering Group, Inc.*	100	3,644
Quanta Services, Inc.*§	100	2,065
		14,209
Construction Materials (0.0%)
Vulcan Materials Co.	100	4,383
Consumer Finance (2.0%)
American Express Co.	5,900	234,230
Capital One Financial Corp.§	9,700	390,910
Discover Financial Services	500	6,990
SLM Corp.*	400	4,156
		636,286

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Containers & Packaging (0.0%)
Bemis Co., Inc.	100	$2,700
Owens-Illinois, Inc.*	100	2,645
Pactiv Corp.*§	100	2,785
Sealed Air Corp.§	100	1,972
		10,102
Distributors (0.0%)
Genuine Parts Co.	100	3,945
Diversified Consumer Services (1.0%)
Apollo Group, Inc. Class A*	4,300	182,621
Career Education Corp.*§	4,700	108,194
DeVry, Inc.	100	5,249
H&R Block, Inc.	300	4,707
		300,771
Diversified Financial Services (2.7%)
Bank of America Corp.	9,100	130,767
Citigroup, Inc.*	76,100	286,136
CME Group, Inc.	100	28,155
JPMorgan Chase & Co.	10,700	391,727
Leucadia National Corp.*	100	1,951
Moody's Corp.§	100	1,992
NYSE Euronext	200	5,526
The NASDAQ OMX Group, Inc.*§	100	1,778
		848,032
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	35,000	846,650
CenturyTel, Inc.§	200	6,662
Qwest Communications International, Inc.	5,200	27,300
Verizon Communications, Inc.	2,500	70,050
Windstream Corp.§	400	4,224
		954,886
Electric Utilities (0.5%)
American Electric Power Co., Inc.	500	16,150
Duke Energy Corp.§	1,200	19,200
Edison International	300	9,516
Entergy Corp.	100	7,162
Exelon Corp.	600	22,782
FirstEnergy Corp.§	300	10,569
NextEra Energy, Inc.§	400	19,504
Northeast Utilities	100	2,548
Pepco Holdings, Inc.§	200	3,136
PPL Corp.	400	9,980
Progress Energy, Inc.§	200	7,844
Southern Co.	700	23,296
		151,687

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (0.1%)
Emerson Electric Co.	700	$30,583
Rockwell Automation, Inc.	100	4,909
		35,492
Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc.*	300	8,529
Amphenol Corp. Class A	100	3,928
Corning, Inc.	1,500	24,225
FLIR Systems, Inc.*	100	2,909
Jabil Circuit, Inc.	9,000	119,700
Molex, Inc.§	100	1,824
		161,115
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.§	380	15,797
Cameron International Corp.*§	200	6,504
Diamond Offshore Drilling, Inc.§	100	6,219
FMC Technologies, Inc.*§	100	5,266
Halliburton Co.	800	19,640
Nabors Industries, Ltd.*	200	3,524
National-Oilwell Varco, Inc.	7,800	257,946
Rowan Cos., Inc.*§	100	2,194
Schlumberger, Ltd.	1,000	55,340
Smith International, Inc.	200	7,530
		379,960
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	400	21,932
CVS Caremark Corp.	1,200	35,184
Safeway, Inc.	400	7,864
SUPERVALU, Inc.§	100	1,084
Sysco Corp.	600	17,142
The Kroger Co.	600	11,814
Wal-Mart Stores, Inc.	1,800	86,526
Walgreen Co.	800	21,360
Whole Foods Market, Inc.*§	100	3,602
		206,508
Food Products (1.4%)
Archer-Daniels-Midland Co.	600	15,492
Campbell Soup Co.	100	3,583
ConAgra Foods, Inc.	400	9,328
Dean Foods Co.*	100	1,007
General Mills, Inc.	600	21,312
H.J. Heinz Co.§	300	12,966
Kellogg Co.	200	10,060
Kraft Foods, Inc. Class A	1,500	42,000
McCormick & Co., Inc.§	100	3,796
Mead Johnson Nutrition Co.	203	10,174

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food Products
Sara Lee Corp.§	600	$8,460
The Hershey Co.§	2,660	127,494
The J.M. Smucker Co.	100	6,022
Tyson Foods, Inc. Class A	10,000	163,900
		435,594
Gas Utilities (0.0%)
EQT Corp.	100	3,614
ONEOK, Inc.	100	4,325
Questar Corp.§	100	4,549
		12,488
Health Care Equipment & Supplies (1.1%)
Baxter International, Inc.	500	20,320
Becton, Dickinson and Co.	200	13,524
Boston Scientific Corp.*§	1,300	7,540
CareFusion Corp.*§	600	13,620
DENTSPLY International, Inc.	100	2,991
Hospira, Inc.*	200	11,490
Medtronic, Inc.	6,065	219,977
St. Jude Medical, Inc.*	300	10,827
Stryker Corp.§	300	15,018
Varian Medical Systems, Inc.*§	100	5,228
Zimmer Holdings, Inc.*	200	10,810
		331,345
Health Care Providers & Services (2.2%)
Aetna, Inc.	400	10,552
AmerisourceBergen Corp.	200	6,350
Cardinal Health, Inc.	300	10,083
CIGNA Corp.	200	6,212
Coventry Health Care, Inc.*	100	1,768
Express Scripts, Inc.*	600	28,212
Humana, Inc.*	11,700	534,339
McKesson Corp.	300	20,148
Medco Health Solutions, Inc.*	400	22,032
Quest Diagnostics, Inc.	200	9,954
Tenet Healthcare Corp.*	300	1,302
UnitedHealth Group, Inc.	1,000	28,400
WellPoint, Inc.*	400	19,572
		698,924
Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	400	12,096
Darden Restaurants, Inc.	100	3,885
International Game Technology§	200	3,140
Marriott International, Inc. Class A§	200	5,988
McDonald's Corp.	900	59,283
Starbucks Corp.	700	17,010

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
Starwood Hotels & Resorts Worldwide, Inc.§	100	$4,143
Wyndham Worldwide Corp.§	100	2,014
Yum! Brands, Inc.	400	15,616
		123,175
Household Durables (1.2%)
D.R. Horton, Inc.§	200	1,966
Fortune Brands, Inc.	100	3,918
Harman International Industries, Inc.*	100	2,989
Leggett & Platt, Inc.§	100	2,006
Lennar Corp. Class A§	100	1,391
Newell Rubbermaid, Inc.§	200	2,928
Pulte Group, Inc.*§	200	1,656
Stanley Black & Decker, Inc.	100	5,052
Whirlpool Corp.§	4,000	351,280
		373,186
Household Products (0.7%)
Clorox Co.	166	10,318
Colgate-Palmolive Co.	500	39,380
Kimberly-Clark Corp.	400	24,252
The Procter & Gamble Co.	2,500	149,950
		223,900
Independent Power Producers & Energy Traders (2.9%)
Constellation Energy Group, Inc.§	28,200	909,450
The AES Corp.*	500	4,620
		914,070
Industrial Conglomerates (4.3%)
3M Co.	15,000	1,184,850
General Electric Co.	10,600	152,852
Textron, Inc.§	200	3,394
		1,341,096
Insurance (1.5%)
Aflac, Inc.	400	17,068
American International Group, Inc.*§	800	27,552
AON Corp.	300	11,136
Assurant, Inc.	100	3,470
Chubb Corp.	300	15,003
Cincinnati Financial Corp.§	100	2,587
Genworth Financial, Inc. Class A*	500	6,535
Hartford Financial Services Group, Inc.	500	11,065
Lincoln National Corp.	200	4,858
Loews Corp.	322	10,726
Marsh & McLennan Cos., Inc.	400	9,020
MetLife, Inc.	700	26,432
Principal Financial Group, Inc.	300	7,032

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance
Prudential Financial, Inc.	4,400	$236,104
The Allstate Corp.	500	14,365
The Progressive Corp.	600	11,232
The Travelers Cos., Inc.	900	44,325
Unum Group	300	6,510
XL Group PLC	500	8,005
		473,025
Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	300	32,778
Expedia, Inc.§	200	3,756
		36,534
Internet Software & Services (2.0%)
Akamai Technologies, Inc.*§	100	4,057
eBay, Inc.*§	1,000	19,610
Google, Inc. Class A*	1,300	578,435
Monster Worldwide, Inc.*§	100	1,165
VeriSign, Inc.*§	100	2,655
Yahoo!, Inc.*	1,000	13,830
		619,752
IT Services (2.1%)
Automatic Data Processing, Inc.	500	20,130
Cognizant Technology Solutions Corp. Class A*	300	15,018
Computer Sciences Corp.	100	4,525
Fiserv, Inc.*	100	4,566
International Business Machines Corp.	4,400	543,312
Lender Processing Services, Inc.	500	15,655
Mastercard, Inc. Class A§	100	19,953
Paychex, Inc.§	300	7,791
SAIC, Inc.*§	200	3,348
The Western Union Co.	600	8,946
Total System Services, Inc.§	100	1,360
Visa, Inc. Class A	400	28,300
		672,904
Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*§	200	868
Hasbro, Inc.	100	4,110
Mattel, Inc.	1,200	25,392
		30,370
Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*§	175	8,269
PerkinElmer, Inc.	100	2,067
Thermo Fisher Scientific, Inc.*	400	19,620
		29,956

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery (2.3%)
Caterpillar, Inc.	8,900	$534,623
Cummins, Inc.	200	13,026
Danaher Corp.	400	14,848
Deere & Co.	400	22,272
Dover Corp.§	100	4,179
Eaton Corp.	100	6,544
Illinois Tool Works, Inc.	300	12,384
Oshkosh Corp.*§	2,800	87,248
PACCAR, Inc.§	300	11,961
Pall Corp.	100	3,437
Parker Hannifin Corp.	100	5,546
The Manitowoc Co., Inc.§	400	3,656
		719,724
Media (2.6%)
CBS Corp. Class B	600	7,758
Comcast Corp. Class A	2,600	45,162
DIRECTV Class A*	2,500	84,800
Discovery Communications, Inc. Class A*§	200	7,142
Gannett Co., Inc.§	27,100	364,766
Interpublic Group of Cos., Inc.*	400	2,852
News Corp. Class A	2,200	26,312
Omnicom Group, Inc.	300	10,290
The McGraw-Hill Cos., Inc.	5,500	154,770
The Walt Disney Co.	1,700	53,550
Time Warner Cable, Inc.	300	15,624
Time Warner, Inc.	1,000	28,910
Viacom, Inc. Class B	500	15,685
		817,621
Metals & Mining (3.5%)
Alcoa, Inc.	900	9,054
Cliffs Natural Resources, Inc.§	100	4,716
Freeport-McMoRan Copper & Gold, Inc.	14,600	863,298
Newmont Mining Corp.	3,500	216,090
Nucor Corp.	300	11,484
United States Steel Corp.§	100	3,855
		1,108,497
Multi-Utilities (0.3%)
Ameren Corp.	200	4,754
CenterPoint Energy, Inc.	300	3,948
CMS Energy Corp.§	100	1,465
Consolidated Edison, Inc.§	200	8,620
Dominion Resources, Inc.	600	23,244
DTE Energy Co.§	100	4,561
NiSource, Inc.	200	2,900
PG&E Corp.	400	16,440
Public Service Enterprise Group, Inc.	500	15,665

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities
SCANA Corp.§	100	$3,576
Sempra Energy	197	9,218
TECO Energy, Inc.§	100	1,507
Wisconsin Energy Corp.§	100	5,074
Xcel Energy, Inc.	400	8,244
		109,216
Multiline Retail (0.3%)
Family Dollar Stores, Inc.	100	3,769
J.C. Penney Co., Inc.	200	4,296
Kohl's Corp.*§	300	14,250
Macy's, Inc.§	1,000	17,900
Nordstrom, Inc.§	200	6,438
Target Corp.	700	34,419
		81,072
Office Electronics (0.0%)
Xerox Corp.	1,100	8,844
Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp.	500	18,045
Apache Corp.	2,600	218,894
Cabot Oil & Gas Corp.§	100	3,132
Chesapeake Energy Corp.§	600	12,570
Chevron Corp.	9,200	624,312
Cimarex Energy Co.	3,500	250,530
ConocoPhillips	3,500	171,815
Consol Energy, Inc.	200	6,752
Denbury Resources, Inc.*	300	4,392
Devon Energy Corp.	400	24,368
El Paso Corp.	600	6,666
Enterprise Products Partners LP	10,825	382,880
EOG Resources, Inc.	200	19,674
Exxon Mobil Corp.	10,755	613,782
Hess Corp.	1,600	80,544
Marathon Oil Corp.	600	18,654
Murphy Oil Corp.	200	9,910
Noble Energy, Inc.	100	6,033
Occidental Petroleum Corp.	3,500	270,025
Peabody Energy Corp.	200	7,826
Pioneer Natural Resources Co.§	100	5,945
Range Resources Corp.§	100	4,015
Southwestern Energy Co.*	300	11,592
Spectra Energy Corp.	600	12,042
Sunoco, Inc.§	100	3,477
Tesoro Corp.§	100	1,167
The Williams Cos., Inc.	500	9,140
Valero Energy Corp.	500	8,990
		2,807,172

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products (0.4%)
International Paper Co.	5,800	$131,254
MeadWestvaco Corp.	100	2,220
Weyerhaeuser Co.	200	7,040
		140,514
Personal Products (2.9%)
Avon Products, Inc.	400	10,600
The Estee Lauder Cos., Inc. Class A§	16,300	908,399
		918,999
Pharmaceuticals (3.4%)
Abbott Laboratories	1,300	60,814
Allergan, Inc.	300	17,478
Bristol-Myers Squibb Co.	9,636	240,322
Eli Lilly & Co.	10,000	335,000
Forest Laboratories, Inc.*§	300	8,229
Johnson & Johnson	3,600	212,616
King Pharmaceuticals, Inc.*	200	1,518
Merck & Co., Inc.	2,686	93,929
Mylan, Inc.*§	200	3,408
Pfizer, Inc.	7,360	104,954
		1,078,268
Professional Services (0.0%)
Equifax, Inc.	100	2,806
Robert Half International, Inc.§	100	2,355
		5,161
Real Estate Investment Trusts (0.4%)
Apartment Investment & Management Co. Class A	100	1,937
Boston Properties, Inc.§	100	7,134
Equity Residential	300	12,492
HCP, Inc.	300	9,675
Health Care REIT, Inc.	100	4,212
Host Hotels & Resorts, Inc.	600	8,088
Kimco Realty Corp.	300	4,032
Plum Creek Timber Co., Inc.	100	3,453
ProLogis§	500	5,065
Public Storage§	200	17,582
Simon Property Group, Inc.§	324	26,163
Ventas, Inc.	100	4,695
Vornado Realty Trust	313	22,833
		127,361
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*§	200	2,722

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Road & Rail (0.2%)
CSX Corp.	300	$14,889
Norfolk Southern Corp.	300	15,915
Union Pacific Corp.	400	27,804
		58,608
Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*§	500	3,660
Altera Corp.§	200	4,962
Analog Devices, Inc.	200	5,572
Applied Materials, Inc.§	1,200	14,424
Broadcom Corp. Class A	400	13,188
First Solar, Inc.*§	100	11,383
Intel Corp.	55,800	1,085,310
KLA-Tencor Corp.§	100	2,788
Linear Technology Corp.§	200	5,562
LSI Corp.*	700	3,220
MEMC Electronic Materials, Inc.*§	200	1,976
Microchip Technology, Inc.§	100	2,774
Micron Technology, Inc.*§	800	6,792
National Semiconductor Corp.§	200	2,692
NVIDIA Corp.*§	500	5,105
Teradyne, Inc.*	100	975
Texas Instruments, Inc.	1,100	25,608
Xilinx, Inc.§	300	7,578
		1,203,569
Software (5.2%)
Adobe Systems, Inc.*§	400	10,572
Autodesk, Inc.*	200	4,872
BMC Software, Inc.*	100	3,463
CA, Inc .	400	7,360
Citrix Systems, Inc.*	100	4,223
Electronic Arts, Inc.*	300	4,320
Intuit, Inc.*	300	10,431
McAfee, Inc.*§	100	3,072
Microsoft Corp.	64,400	1,481,844
Oracle Corp.	3,600	77,256
Red Hat, Inc.*	100	2,894
Salesforce.com, Inc.*§	100	8,582
Symantec Corp.*	800	11,104
		1,629,993
Specialty Retail (1.5%)
Aeropostale, Inc.*§	2,500	71,600
Bed Bath & Beyond, Inc.*	200	7,416
Best Buy Co., Inc.	3,300	111,738
Dick's Sporting Goods, Inc.*§	2,200	54,758
GameStop Corp. Class A*§	100	1,879

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Home Depot, Inc.	1,600	$44,912
Lowe's Cos., Inc.	1,300	26,546
Ltd Brands, Inc.	4,300	94,901
O'Reilly Automotive, Inc.*§	100	4,756
Office Depot, Inc.*	200	808
RadioShack Corp.§	100	1,951
Ross Stores, Inc.§	200	10,658
Staples, Inc.	600	11,430
The Gap, Inc.	400	7,784
Tiffany & Co.§	100	3,791
TJX Cos., Inc.	400	16,780
Urban Outfitters, Inc.*§	100	3,439
		475,147
Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	300	10,965
NIKE, Inc. Class B	4,900	330,995
The Warnaco Group, Inc.*	100	3,614
		345,574
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	400	4,896
People's United Financial, Inc.	300	4,050
		8,946
Tobacco (0.4%)
Altria Group, Inc.	1,800	36,072
Lorillard, Inc.	200	14,396
Philip Morris International, Inc.	1,700	77,928
Reynolds American, Inc.§	200	10,424
		138,820
Trading Companies & Distributors (0.0%)
Fastenal Co.§	100	5,019
Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	300	13,350
MetroPCS Communications, Inc.*§	200	1,638
Sprint Nextel Corp.*§	11,600	49,184
		64,172
TOTAL COMMON STOCKS (Cost $32,416,598)		31,246,909

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (16.3%)
State Street Navigator Prime Portfolio§§	4,266,201	$4,266,201
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/10	$878	878,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,144,201)		5,144,201
TOTAL INVESTMENTS AT VALUE (115.2%) (Cost $37,560,799)		36,391,110
LIABILITIES IN EXCESS OF OTHER ASSETS (-15.2%)		(4,815,152)
NET ASSETS (100.0%)		$31,575,958

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statement of Assets and Liabilities
June 30, 2010 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $4,266,201 (Cost $37,560,799) (Note 2)	$36,391,110[1]
Cash	774
Receivable for investments sold	1,495,281
Dividend and interest receivable	34,699
Prepaid expenses and other assets	35,179
Total Assets	37,957,043
Liabilities
Advisory fee payable (Note 3)	2,191
Administrative services fee payable (Note 3)	7,805
Shareholder servicing/Distribution fee payable (Note 3)	7,199
Payable upon return of securities loaned (Note 2)	4,266,201
Payable for investments purchased	2,024,795
Payable for fund shares redeemed	9,063
Directors' fee payable	4,627
Other accrued expenses payable	59,204
Total Liabilities	6,381,085
Net Assets
Capital stock, $.001 par value (Note 6)	3,547
Paid-in capital (Note 6)	39,582,378
Undistributed net investment income	34,995
Accumulated net realized loss on investments and foreign currency transactions	(6,875,273)
Net unrealized depreciation from investments	(1,169,689)
Net Assets	$31,575,958
Common Shares
Net assets	$1,148,394
Shares outstanding	129,625
Net asset value, offering price and redemption price per share	$8.86
A Shares
Net assets	$29,868,945
Shares outstanding	3,351,703
Net asset value and redemption price per share	$8.91
Maximum offering price per share (net asset value/(1-5.75%))	$9.45
B Shares
Net assets	$300,210
Shares outstanding	35,320
Net asset value and offering price per share	$8.50
C Shares
Net assets	$258,409
Shares outstanding	30,492
Net asset value and offering price per share	$8.47

1  Including $4,113,981 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statement of Operations
For the Six Months Ended June 30, 2010 (unaudited)

Investment Income (Note 2)
Dividends	$252,938
Interest	53
Securities lending	1,968
Foreign taxes withheld	(3)
Total investment income	254,956
Expenses
Investment advisory fees (Note 3)	86,737
Administrative services fees (Note 3)	35,776
Shareholder servicing/Distribution fees (Note 3)
Common Class	1,600
Class A	40,946
Class B	1,892
Class C	1,398
Transfer agent fees (Note 3)	39,953
Registration fees	30,038
Custodian fees	17,077
Printing fees (Note 3)	16,285
Directors' fees	12,901
Audit and tax fees	11,813
Legal fees	10,682
Insurance expense	2,009
Commitment fees (Note 4)	392
Miscellaneous expense	3,941
Total expenses	313,440
Less: fees waived (Note 3)	(85,457)
Net expenses	227,983
Net investment income	26,973
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	1,413,527
Net change in unrealized appreciation (depreciation) from investments	(4,149,349)
Net realized and unrealized loss from investments	(2,735,822)
Net decrease in net assets resulting from operations	$(2,708,849)

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
From Operations
Net investment income	$26,973	$308,614
Net realized gain from investments and foreign currency transactions	1,413,527	866,874
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(4,149,349)	6,479,961
Net increase (decrease) in net assets resulting from operations	(2,708,849)	7,655,449
From Dividends and Distributions
Dividends from net investment income
Common Class shares	—	(11,699)
Class A shares	—	(302,283)
Class B shares	—	(1,484)
Class C shares	—	(708)
Distributions from return of capital
Common Class shares	—	(21)
Class A shares	—	(539)
Class B shares	—	(8)
Class C shares	—	(4)
Net decrease in net assets resulting from dividends and distributions	—	(316,746)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	724,542	1,149,305
Reinvestment of dividends and distributions	—	264,468
Net asset value of shares redeemed	(2,171,883)	(4,381,229)
Net decrease in net assets from capital share transactions	(1,447,341)	(2,967,456)
Net increase (decrease) in net assets	(4,156,190)	4,371,247
Net Assets
Beginning of period	35,732,148	31,360,901
End of period	$31,575,958	$35,732,148
Undistributed net investment income	$34,995	$8,022

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$9.63	$7.71	$11.95	$12.71	$12.23	$12.45
INVESTMENT OPERATIONS
Net investment income[1]	0.01	0.08	0.11	0.08	0.05	0.04
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.78)	1.93	(4.23)	0.68	1.22	0.30
Total from investment operations	(0.77)	2.01	(4.12)	0.76	1.27	0.34
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.09)	(0.12)	(0.06)	(0.07)	(0.07)
Distributions from net realized gains	—	—	(0.00)[2]	(1.46)	(0.72)	(0.49)
Distributions from return of capital	—	(0.00)[2]	—	—	—	—
Total dividends and distributions	—	(0.09)	(0.12)	(1.52)	(0.79)	(0.56)
Net asset value, end of period	$8.86	$9.63	$7.71	$11.95	$12.71	$12.23
Total return[3]	(8.00)%	26.03%	(34.46)%	6.15%	10.44%	2.70%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,148	$1,293	$1,237	$1,883	$2,202	$2,809
Ratio of expenses to average net assets	1.30%[4]	1.30%	1.30%	1.28%	1.30%	1.30%
Ratio of net investment income to average net assets	0.17%[4]	0.99%	1.10%	0.58%	0.40%	0.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[4]	0.78%	0.41%	0.07%	0.26%	0.26%
Portfolio turnover rate	246%	362%	222%	114%	106%	101%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$9.68	$7.75	$12.01	$12.78	$12.26	$12.48
INVESTMENT OPERATIONS
Net investment income[1]	0.01	0.08	0.11	0.08	0.05	0.04
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.78)	1.94	(4.25)	0.67	1.23	0.30
Total from investment operations	(0.77)	2.02	(4.14)	0.75	1.28	0.34
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.09)	(0.12)	(0.06)	(0.04)	(0.07)
Distributions from net realized gains	—	—	(0.00)[2]	(1.46)	(0.72)	(0.49)
Distributions from return of capital	—	(0.00)[2]	—	—	—	—
Total dividends and distributions	—	(0.09)	(0.12)	(1.52)	(0.76)	(0.56)
Net asset value, end of period	$8.91	$9.68	$7.75	$12.01	$12.78	$12.26
Total return[3]	(7.95)%	26.02%	(34.45)%	6.03%	10.48%	2.69%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$29,869	$33,671	$28,642	$47,691	$51,493	$57,200
Ratio of expenses to average net assets	1.30%[4]	1.30%	1.30%	1.28%	1.30%	1.30%
Ratio of net investment income to average net assets	0.17%[4]	0.99%	1.09%	0.58%	0.40%	0.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[4]	0.77%	0.40%	0.07%	0.26%	0.26%
Portfolio turnover rate	246%	362%	222%	114%	106%	101%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$9.27	$7.43	$11.49	$12.35	$11.92	$12.18
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	0.02	0.03	(0.02)	(0.04)	(0.05)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.74)	1.85	(4.05)	0.65	1.19	0.29
Total from investment operations	(0.77)	1.87	(4.02)	0.63	1.15	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.03)	(0.04)	(0.03)	—	(0.01)
Distributions from net realized gains	—	—	(0.00)[2]	(1.46)	(0.72)	(0.49)
Distributions from return of capital	—	(0.00)[2]	—	—	—	—
Total dividends and distributions	—	(0.03)	(0.04)	(1.49)	(0.72)	(0.50)
Net asset value, end of period	$8.50	$9.27	$7.43	$11.49	$12.35	$11.92
Total return[3]	(8.31)%	25.11%	(34.97)%	5.24%	9.67%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$300	$500	$1,201	$3,087	$5,010	$8,342
Ratio of expenses to average net assets	2.05%[4]	2.05%	2.05%	2.03%	2.05%	2.05%
Ratio of net investment income (loss) to average net assets	(0.58)%[4]	0.28%	0.25%	(0.19)%	(0.35)%	(0.44)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.50%[4]	0.85%	0.35%	0.06%	0.26%	0.26%
Portfolio turnover rate	246%	362%	222%	114%	106%	101%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$9.24	$7.41	$11.45	$12.31	$11.89	$12.15
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	0.02	0.03	(0.02)	(0.04)	(0.05)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.74)	1.84	(4.03)	0.65	1.18	0.29
Total from investment operations	(0.77)	1.86	(4.00)	0.63	1.14	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.03)	(0.04)	(0.03)	—	(0.01)
Distributions from net realized gains	—	—	(0.00)[2]	(1.46)	(0.72)	(0.49)
Distributions from return of capital	—	(0.00)[2]	—	—	—	—
Total dividends and distributions	—	(0.03)	(0.04)	(1.49)	(0.72)	(0.50)
Net asset value, end of period	$8.47	$9.24	$7.41	$11.45	$12.31	$11.89
Total return[3]	(8.33)%	25.04%	(34.91)%	5.26%	9.61%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$258	$268	$281	$616	$851	$1,109
Ratio of expenses to average net assets	2.05%[4]	2.05%	2.05%	2.03%	2.05%	2.05%
Ratio of net investment income (loss) to average net assets	(0.59)%[4]	0.25%	0.31%	(0.18)%	(0.35)%	(0.44)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.49%[4]	0.79%	0.38%	0.06%	0.26%	0.26%
Portfolio turnover rate	246%	362%	222%	114%	106%	101%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements
June 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term appreciation of capital. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund currently offers Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$31,246,909	$—	$—	$31,246,909
Short-Term Investments	4,266,201	878,000	—	5,144,201
Other Financial Instruments*	—	—	—	—
	$35,513,110	$878,000	$—	$36,391,110

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in equities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2010, the Fund had no open futures contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $3,615, of which $1,156 was rebated to borrowers (brokers). The Fund retained $1,968 in income from the cash collateral investment, and SSB, as lending agent, was paid $491. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended June 30, 2010, investment advisory fees earned and voluntarily waived were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee
$86,737	$(85,457)	$1,280

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended June 30, 2010, co-administrative services fees earned by CSAMSI were $15,612.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $20,164.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For the Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

For the six months ended June 30, 2010, CSAMSI and its affiliates advised the Fund that it retained $14,786 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2010, Merrill was paid $9,113 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition,

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 4. Line of Credit

the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2010, and during the six months ended June 30, 2010, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) were $82,377,715 and $82,292,442, respectively.

At June 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $37,560,799, $1,074,475, $(2,244,164) and $(1,169,689), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

	Common Class
	For the Six Months Ended June 30, 2010 (unaudited)		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	3,070	$30,231	13,253	$109,159
Shares issued in reinvestment of dividends and distributions	—	—	1,185	11,480
Shares redeemed	(7,770)	(77,919)	(40,541)	(349,824)
Net decrease	(4,700)	$(47,688)	(26,103)	$(229,185)
	Class A
	For the Six Months Ended June 30, 2010 (unaudited)		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	70,465	$669,033	114,797	$992,119
Shares issued in reinvestment of dividends and distributions	—	—	25,814	251,608
Shares redeemed	(195,585)	(1,907,266)	(358,829)	(3,060,365)
Net decrease	(125,120)	$(1,238,233)	(218,218)	$(1,816,638)

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 6. Capital Share Transactions

	Class B
	For the Six Months Ended June 30, 2010 (unaudited)		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	564	$5,278	3,963	$31,034
Shares issued in reinvestment of dividends and distributions	—	—	105	977
Shares redeemed	(19,124)	(179,622)	(111,825)	(888,459)
Net decrease	(18,560)	$(174,344)	(107,757)	$(856,448)
	Class C
	For the Six Months Ended June 30, 2010 (unaudited)		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	2,184	$20,000	1,850	$16,993
Shares issued in reinvestment of dividends and distributions	—	—	44	403
Shares redeemed	(730)	(7,076)	(10,745)	(82,581)
Net increase (decrease)	1,454	$12,924	(8,851)	$(65,185)

On June 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	28%
Class B	2	38%
Class C	5	67%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 8. Subsequent Events

Effective June 30, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 25, 2010.

On May 3, 2010, the Board of Trustees/Directors of each of Credit Suisse Large Cap Growth Fund, Credit Suisse Capital Funds, on behalf of its series, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. (collectively, the "Acquired Funds" and each, an "Acquired Fund"), approved the proposed reorganization of the applicable Acquired Fund (each, a "Reorganization") whereby all of the assets and liabilities of such Acquired Fund would be transferred to Credit Suisse Large Cap Blend Fund, Inc. (the "Acquiring Fund") in exchange for shares of common stock of the Acquiring Fund. Each Acquired Fund would then be liquidated and shares of common stock of the Acquiring Fund would be distributed to the shareholders of the Acquired Fund.

Each Reorganization is subject to the completion of certain conditions, including the approval of the relevant Acquired Fund's shareholders. Approval of any one Reorganization is not contingent on the approval of any other Reorganization. Proxy materials describing each proposed Reorganization have been mailed to shareholders of each of the Acquired Funds in anticipation of a special meeting of shareholders to be held on August 27, 2010. If a Reorganization is completed, each shareholder of the Acquired Fund would become a shareholder of the Acquiring Fund and would receive on a tax-free basis shares of common stock of the Acquiring Fund with the same aggregate net asset value as their shares of common stock of the Acquired Fund. With the exception of Advisor Class shareholders, Acquired Fund shareholders will receive the same class of shares of the Acquiring Fund that they held of the Acquired Fund prior to the Reorganization; Advisor Class shareholders will receive Class A shares of the Acquiring Fund (load waived). If a Reorganization is approved by shareholders, it is expected that the Reorganization would take effect in mid-September 2010.

Credit Suisse Large Cap Blend Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Large Cap Blend Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse Large Cap Blend Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCB-SAR-0610

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 1, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 1, 2010